Discontinued Operations (Details) - Schedule of major classes of assets and liabilities of the discontinued operations - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets – discontinued operations:
Cash		$ 416,831	$ 64,470
Accounts receivable, net		334,095	1,862,086
Inventories, net		305,080	1,380,090
Prepaid expenses and other current assets		268,602	892,796
Total current assets – discontinued operations		1,324,608	4,494,402
Noncurrent Assets – discontinued operations:
Property and equipment, net		1,925,844	185,606
Operating lease right of use assets		501,827
Goodwill		22,166	4,976,016
Intangible assets, net		7,933	1,878,844
Total noncurrent assets		2,457,770
Current liabilities – discontinued operations:
Accounts payable and accrued expenses		484,852	2,465,220
Current portion of operating lease liability		67,725	422,520
Notes payable – current portion		446,545	2,068,175
Total current liabilities – discontinued operations		999,122	11,215,928
Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion		4,187,376	$ 2,231,469
Accrued expenses – long term, related party		1,359,989
Financing lease liability, net of current portion		434,102
Total long term liabilities – discontinued operations		$ 5,981,467